Intangible Assets	3 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 9 — Intangible Assets

As noted in Note 8, on December 15, 2025, the Company acquired intellectual property from the acquisition of Solar Drone. Solar Drone is a drone-based industrial technology platform providing automated cleaning and inspection solutions for utility-scale solar installations and high-voltage electrical infrastructure. The core asset is a proprietary, field-proven drone system that replaces manual, ground-based, and helicopter-based maintenance with autonomous drone operations, improving energy output, safety, and operational reliability while reducing costs and downtime.

At acquisition date, the fair value of intellectual property was $14,029,591.

	Estimated Useful Life (years)	December 31, 2025
Intellectual property	5	$14,029,591
Accumulated amortization		(116,913)
Net book value		$13,912,678

Amortization of the intangible asset during the three months ended December 31, 2025 and 2024, was $116,913 and nil respectively.

The future amortization of the intangible asset is as follows:

Fiscal Year	Amount
Remainder of 2026	$2,104,439
2027	2,805,918
2028	2,805,918
2029	2,805,918
2030	2,805,918
Thereafter	584,567
Total unamortized intangible assets	$13,912,678